Consolidated Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 159,346	$ 5,852
Accounts receivable, net	211,288	128,886
Inventory	139,888	0
Prepaid expenses and other current assets	98,074	23,527
Total current assets	608,596	158,265
Total Assets	608,596	158,265
Current liabilities:
Accounts payable	993,240	1,179,753
Due to factor	213,778	82,087
Accrued expenses and other current liabilities	1,734,863	2,001,427
Derivative liabilities	432,030	155,813
Notes payable to related parties and others, net of discounts	3,936,955	1,128,549
Total current liabilities	7,310,866	4,547,629
Stockholders' Deficiency:
Preferred stock, no stated value; 10,000,000 shares authorized; -0- shares issued and outstanding as of December 31, 2012 and December 31, 2011
Common stock, $.0001 par value, 100,000,000 shares authorized, 17,795,376 and 11,032,593 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	1,780	1,103
Additional paid-in capital	13,872,597	9,064,265
Accumulated deficit	(20,576,647)	(13,454,732)
Total stockholders' deficiency	(6,702,270)	(4,389,364)
Total Liabilities and Stockholders' Deficiency	$ 608,596	$ 158,265